Cover	May 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2024
Entity File Number	000-22513
Entity Registrant Name	AMAZON.COM, INC.
Entity Central Index Key	0001018724
Entity Tax Identification Number	91-1646860
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	410 Terry Avenue North
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109-5210
City Area Code	206
Local Phone Number	266-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	AMZN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false